STOCKHOLDERS' EQUITY - Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 D $ / shares shares	Dec. 31, 2021 D $ / shares shares	Dec. 31, 2020 shares
Private Placement Warrants
STOCKHOLDERS' EQUITY
Warrants outstanding | shares	230,750	230,750	0
Public Warrants
STOCKHOLDERS' EQUITY
Warrants outstanding | shares	5,750,000	5,750,000
Warrants exercisable term from the completion of business combination	30 days	30 days
Number of days of which warrants will not be effective from the date of business combination	120 days	120 days
Public warrants expiration term	5 years	5 years
Threshold number of business days before sending notice of redemption to warrant holders | D		20
Share price trigger used to measure dilution of warrant | $ / shares	$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60.00%	60.00%
Trading period after business combination used to measure dilution of warrant | D	20
Warrant exercise price adjustment multiple	115.00%	115.00%
Warrant redemption price adjustment multiple	180.00%	180.00%
Public Warrants | Redemption of warrants when the price per common share equals or exceeds $18.00
STOCKHOLDERS' EQUITY
Warrant redemption condition minimum share price | $ / shares	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants | D	30	30
Redemption period	30 days	30 days